CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash flows from operating activities
Loss for the year	$ (61,287)	$ (497,610)	$ (2,417,247)
Adjustments to reconcile loss to net cash used in operating activities
Depreciation	3,327	3,853	23,175
Share-based payments - employee compensation	22,309	55,176	0
Loss/(gain) on derivative instruments	(314,317)	6,452	0
Employee retention allowance	23,853	23,912	(31,991)
Impairment of exploration and evaluation assets	0	0	2,300,000
Changes in non-cash working capital
Advances receivable	(77,149)	(56,352)	(9,035)
Prepaid expenses and deposits	(292)	(125)	1,302
Due from related parties	(4,518)	12,619	(2,739)
Accounts payable	(42,663)	26,636	(43,766)
Accrued liabilities	(142,798)	14,947	(108,621)
Net cash used in operating activities	(593,535)	(410,492)	(288,922)
Cash flows from investing activities
Disposition of property, plant and equipment	0	2,400	94,491
Purchase of property, plant and equipment	(1,510)	0	0
Expenditures on exploration and evaluation assets	(172,334)	(254,454)	(497,861)
Net cash used in investing activities	(173,844)	(252,054)	(403,370)
Cash flows from financing activities
Proceeds from share and warrant issuance, net of issuance costs	533,872	887,178	525,980
Loan	122,753	0	0
Due to related parties	109,396	(462,153)	118,936
Funds received from Randgold	0	250,786	0
Net cash provided from financing activities	766,021	675,811	644,916
Net increase (decrease) in cash during the year	(1,358)	13,265	(47,376)
Cash and cash equivalents, beginning of the year	21,520	8,255	55,631
Cash and cash equivalents, end of the year	$ 20,162	$ 21,520	$ 8,255